SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and social contributions	₽ 54,285	₽ 48,865	₽ 50,451
Advertising and marketing expenses	12,539	10,652	10,930
General and administrative expenses	8,085	7,526	7,653
Universal service fund	3,813	3,670	3,587
Consulting expenses	3,626	3,418	2,626
Cash collection commission	3,533	3,645	3,504
Dealers commission	3,434	3,385	3,081
Utilities and maintenance	2,550	2,255	2,809
Taxes other than income tax	1,062	1,845	2,486
Other personnel expenses	1,857	1,546	1,664
Other	1,455	1,176	1,142
Total	₽ 96,239	₽ 87,983	₽ 89,933